Income tax - Summary of Deferred Tax Reconciliation to Balance Sheet (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Deferred tax assets	€ 186	€ 28
Deferred tax liabilities	€ 21	€ 8